Derivatives - Derivative Valuation Adjustments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Credit Valuation Gains (Losses) For Counterparty Credit Risk Related To Derivative Assets	$ (1,900,000,000)	$ 731,000,000
Credit Valuation Gains Losses Net Of Hedges Recognized In Trading Account Profits For Counterparty Credit Risk	(606,000,000)	(8,000,000)
Decrease in Derivative Asset Value Related to Cumulative Counterparty Credit Risk Valuation	2,800,000,000	6,800,000,000
Credit Valuation Gain (Loss) Recognized In Trading Account Profit (Loss) Related to Changes in the Entity's Credit Quality	1,400,000,000	331,000,000
Credit Valuation Gain (Loss) Recognized In Trading Account Profit (Loss) Related to Changes in the Entity Credit Quality, Net of Hedge	1,000,000,000	262,000,000
Decrease in Derivative Liability Value Related to Cumulative Counterparty Credit Risk Valuation	$ 2,400,000,000	$ 1,100,000,000